SHARE BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Research and development expense	$ 3,280	$ 3,994	$ 3,773
Total	671	3,357	593
Stock Option [Member]
Statement [Line Items]
General and administrative expense	301	2,126	417
Research and development expense	370	1,231	175
Total	$ 671	$ 3,357	$ 592